UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         08/11/2009
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:               0

     Form 13F Information Table Entry Total:        156

     Form 13F Information Table Value Total:   $ 339298
                                               -----------------
                                                (thousands)


     List of    Other   Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Abbott Laboratories                     COM           002824100        5     100   SH           Other                            100
Abbott Laboratories                     COM           002824100      306    6500   SH            Sole            6500
Amazon Com Inc Com                      COM           023135106     1643   19635   SH            Sole           19635
American International Group            COM           026874107       16   13728   SH            Sole           13728
American Tower Corp                     CL A          029912201      252    8000   SH            Sole            8000
Anadarko Petroleum Common               COM           032511107      227    5000   SH            Sole            5000
Ansys Inc.                              COM           03662Q105      421   13497   SH            Sole           13497
Apple Inc                               COM           037833100      206    1445   SH           Other                           1445
AT & T Inc                              COM           00206R102      302   12166   SH            Sole           12166
Atlas Energy Resources LLC              COM           049303100     1283   62781   SH         Defined           62781
Bank Of America Common                  COM           060505104      145   11000   SH            Sole           11000
Bank Of America Common                  COM           060505104        2     150   SH           Other                            150
Bank of NY Mellon Common                COM           064058100      239    8150   SH           Other                           8150
Bank of NY Mellon Common                COM           064058100      117    4000   SH            Sole            4000
Baxter International Common             COM           071813109      318    6000   SH            Sole            6000
Baxter International Common             COM           071813109        3      60   SH           Other                             60
Becton Dickinson & Co                   COM           075887109      214    3000   SH            Sole            3000
Berkshire Hathaway Class A              CL A          084670108     1260      14   SH            Sole              14
Berkshire Hathaway Class B              CL B          084670207        3       1   SH           Other                              1
Berkshire Hathaway Class B              CL B          084670207     1072     370   SH            Sole             370
Boardwalk Pipeline Partners LP          UT LT PTN     096627104     3462  153300   SH         Defined          153300
Boston Scientific Cor                   COM           101137107      149   14700   SH           Other                          14700
Breitburn Energy Partners, L.P.         COM LTD PTN   106776107     1201  156392   SH         Defined          156392
Cdn Natural Res Common                  COM           136385101      394    7500   SH            Sole            7500
Chattem Inc                             COM           162456107      204    3000   SH            Sole            3000
Chevron Corp                            COM           166764100      334    5040   SH            Sole            5040
Cisco Systems Inc.                      COM           17275R102      187   10000   SH            Sole           10000
Cisco Systems Inc.                      COM           17275R102        3     150   SH           Other                            150
Comcast Corp.                           CL A SPL      20030N200      300   21305   SH           Other                          21305
Conoco Phillips                         COM           20825C104      172    4100   SH           Other                           4100
Conoco Phillips                         COM           20825C104      654   15556   SH            Sole           15556
Conseco Inc.                            COM NEW       208464883       59   25000   SH            Sole           25000
Consolidated Water Co. Ltd.             COM           G23773107      285   18000   SH            Sole           18000
Consolidated Water Co. Ltd.             COM           G23773107        5     300   SH           Other                            300
Copano Energy, L.L.C.                   COM UNITS     217202100     1329   82832   SH         Defined           82832
Ctrip.com International LTD ADR         ADR           22943F100      276    5967   SH            Sole            5967
Dara Biosciences, Inc.                  COM           23703P106        5   12893   SH            Sole           12893
Davita                                  COM           23918K108      317    6400   SH           Other                           6400
E I Du Pont De Nemours And Co.          COM           263534109      151    5900   SH           Other                           5900
E I Du Pont De Nemours And Co.          COM           263534109       50    1959   SH            Sole            1959
EV Tx-Mngd Gl Dv.Equity Income Fund     COM           27829F108     1403  130000   SH         Defined          130000
Enbridge Energy Partners, L.P.          COM           29250R106     4593  119043   SH         Defined          119043
Encore Energy PTN                       COM UNIT      29257A106     1186   82969   SH         Defined           82969
Energy Transfer Partners L.P.           UT LTD PTN    29273R109     4567  112795   SH         Defined          112795
Enterprise Products Partners LP         COM           293792107     4661  186908   SH         Defined          186908
Ev Energy Partners, LP                  COM UNITS     26926V107     1168   61879   SH         Defined           61879
Everest Re Group                        COM           G3223R108      286    4000   SH           Other                           4000
Exxon Mobil Corp                        COM           30231G102      330    4725   SH           Other                           4725
Exxon Mobil Corp                        COM           30231G102     5070   72516   SH            Sole           72516
Franklin Resources Inc                  COM           354613101      227    3150   SH           Other                           3150
Freeport-McMoRan Copper & Gold          PFD CONV      35671D782      397    5000   SH            Sole            5000
Gabelli Equity Tr Common                COM           362397101      147   32770   SH            Sole           32770
General Electric                        COM           369604103        1      50   SH           Other                             50
General Electric                        COM           369604103      364   31116   SH            Sole           31116
Google Inc-Cl A                         COM           38259P508     2617    6208   SH            Sole            6208
Henry Schein Common                     COM           806407102      288    6000   SH            Sole            6000
Henry Schein Common                     COM           806407102        7     150   SH           Other                            150
Hudson City Bancorp                     COM           443683107       51    3850   SH           Other                           3850
Hudson City Bancorp                     COM           443683107      133   10000   SH            Sole           10000
Intel Corporation                       COM           458140100      166   10000   SH            Sole           10000
Intel Corporation                       COM           458140100        7     400   SH           Other                            400
International Business Machines Corp.   COM           459200101     1096   10490   SH            Sole           10490
International Game Technology           COM           459902102      163   10250   SH           Other                          10250
International Game Technology           COM           459902102       76    4775   SH            Sole            4775
Ipc Holdings                            ORD           G4933P101      629   23000   SH         Defined           23000
iShares Barclay's 1-3 Year Treas Bnd    BRCLY 1-3 YR  464287457    39165  467864   SH            Sole          467864
iShares Barclay's Aggregate Bond        BRCLY US AG B 464287226    21443  209914   SH            Sole          209914
iShares Barclay's TIPS Bond             US TIPS BD FD 464287176    36317  357309   SH         Defined          357309
iShares Global Consumer Staples         S&P GL C STPL 464288737     1475   31426   SH            Sole           31426
iShares MSCI Canada Index               MSCI CDA IDX  464286509     1202   56134   SH         Defined           56134
iShares MSCI Japan Index                MSCI JAPAN    464286848     8049  853514   SH         Defined          853514
iShares MSCI Mexico Index               MSCI MEX INV  464286822      749   20326   SH         Defined           20326
iShares Russell 1000 Growth Index       RUS 1000GRW   464287614     1416   34500   SH         Defined           34500
iShares S & P Europe Index              S&P EURO PL   464287861     3458  110186   SH         Defined          110186
iShares S&P 500 US Pfd. Stck. Index     US PFD ST IDX 464288687     1459   45400   SH         Defined           45400
Ishs Dj Us Telecom Dow Jones U S        DJ US TCMM    464287713     1704   95800   SH         Defined           95800
Johnson & Johnson                       COM           478160104     1059   18643   SH            Sole           18643
Jpmorgan Chase & Co                     COM           46625H100      240    7040   SH            Sole            7040
Kayne Anderson Energy Development Co    COM           48660Q102     4044  304966   SH            Sole          304966
KB Home                                 COM           48666K109      139   10150   SH           Other                          10150
Kinder Morgan Energy Partners L P       UT LTD PTN    494550106     4780   93512   SH         Defined           93512
KKR Financial Corp                      COM           48248A306      124  133524   SH         Defined          133524
L-3 Comm Hldgs Inc.                     COM           502424104      416    6000   SH            Sole            6000
Laboratory Corp Amer Hldg               COM NEW       50540R409      275    4050   SH           Other                           4050
Laboratory Corp Amer Hldg               COM NEW       50540R409       65     955   SH            Sole             955
Magellan Midstream Partners LP          COM UT RP LP  559080106     4767  137148   SH         Defined          137148
Market Vectors Gold Miners              GOLD MN ETF   57060U100     3388   89599   SH         Defined           89599
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738      750   30481   SH            Sole           30481
Markwest Energy Partners L.P.           UT LTD PTN    570759100     1537   84437   SH         Defined           84437
Medivation, Inc.                        COM           58501N101     2846  127012   SH            Sole          127012
Mi Development-a Cl A Sub Vtg Shs       CL A SUB VTG  55304X104       76   10000   SH            Sole           10000
Microsoft Corp.                         COM           594918104      413   17400   SH           Other                          17400
Microsoft Corp.                         COM           594918104      737   31000   SH            Sole           31000
Mktvctrs Agrbsiness Agribusiness ETF    AGRI ETF      57060U605     3305   95930   SH         Defined           95930
Monsanto Company                        COM           61166W101      223    3000   SH            Sole            3000
NGP Capital Resources Company           COM           62912R107       77   13040   SH         Defined           13040
Norfolk Southern Corp                   COM           655844108      301    8000   SH            Sole            8000
Norfolk Southern Corp                   COM           655844108        4     100   SH           Other                            100
Northwestern Corp.                      COM NEW       668074305      211    9250   SH            Sole            9250
Nustar Energy L.P.                      UNIT COM      67058H102     4759   88072   SH         Defined           88072
Occidental Petroleum Corp               COM           674599105      329    5000   SH            Sole            5000
Occidental Petroleum Corp               COM           674599105        3      50   SH           Other                             50
Oil Service Holdrs                      DEP RCPT      678002106     3751   38400   SH         Defined           38400
Old Republic International Inc.         COM           680223104      124   12600   SH            Sole           12600
Oneok Partners LP                       UT LTD PTN    68268N103     4541   99166   SH         Defined           99166
Oracle Corp Com                         COM           68389X105      268   12500   SH           Other                          12500
Oracle Corp Com                         COM           68389X105      129    6000   SH            Sole            6000
Pepsico Inc.                            COM           713448108        6     118   SH           Other                            118
Pepsico Inc.                            COM           713448108      742   13500   SH            Sole           13500
Perot Systems Corp                      CL A          714265105      171   11900   SH           Other                          11900
Petroleo Brasileiro Sa Petrobs Spsd ADR SPNS ADR      71654V408      205    5000   SH            Sole            5000
Petroquest Energy Inc                   COM           716748108       92   25000   SH            Sole           25000
Pinnacle West Cap Corp Com              COM           723484101      302   10000   SH            Sole           10000
Pioneer Southwest Energy                UT LP INT     72388B106     1314   70468   SH         Defined           70468
Plains All American Pipeline, L.P.      UT LTD PTN    726503105     4638  108997   SH         Defined          108997
PNM Resources Inc.                      COM           69349H107      482   45000   SH         Defined           45000
Praxair                                 COM           74005P104      353    4970   SH            Sole            4970
Procter & Gamble Co.                    COM           742718109      664   13010   SH            Sole           13010
Pwrshs Wtr Res Ptf Water Res Port       WATER RES     73935X575      655   44470   SH         Defined           44470
Satyam Computer Services, Ltd           ADR           804098101       93   30000   SH            Sole           30000
Sba Communications Cl A                 COM           78388J106      294   12000   SH            Sole           12000
Scana Corporation                       COM           80589M102      214    6600   SH           Other                           6600
Schering 6% Mcp 10 Pfd Conv Mand 07     PFD CNV MN07  806605705      340    1500   SH            Sole            1500
Schlumberger Limited                    COM           806857108      379    7000   SH            Sole            7000
Sec Spdr Health-sbi Health Care         SBI HLTHCR    81369Y209     1742   66200   SH         Defined           66200
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605      120   10000   SH            Sole           10000
Select Sector SPDR: Consumer Staples    SBI CON STPL  81369Y308     7768  337885   SH         Defined          337885
Silgan Holdings Inc Com                 COM           827048109      243    4950   SH           Other                           4950
Southern Union Co                       COM           844030106      185   10050   SH           Other                          10050
SPDR Gold TR                            GOLD SHS      78463V107    82246  902020   SH         Defined          902020
Suncor Energy Inc.                      COM           867229106      237    7800   SH            Sole            7800
Targa Resources Partners LP             COM UNIT      87611X105     1380   99526   SH         Defined           99526
Tencent Holdings HK                     SPNSD ADR     B01CT30HK      317   38800   SH            Sole           38800
Teppco Partners L.P.                    UT LTD PTNR   872384102     4856  162636   SH         Defined          162636
Texas Capital Bank Corp.                COM           88224Q107     1702  110000   SH            Sole          110000
Ultra Short Lehman 20+Trsy Pro Shares   ULTSH 20YRS   74347R297     5890  115678   SH         Defined          115678
Ultrashort Oil & Gas ProShares          ULTSH O&G     74347R586     1716   91514   SH         Defined           91514
UltraShort Real Estate Proshares        REAL EST PRO  74347R552      685   34811   SH         Defined           34811
United States Oil                       UNITS         91232N108     1268   33429   SH         Defined           33429
United Sts Stl Corp New                 COM           912909108      214    6000   SH            Sole            6000
United Technologies Co                  COM           913017109      295    5675   SH            Sole            5675
Us Natl Gas Fd Unit                     UNIT          912318102      656   47325   SH         Defined           47325
USEC, Inc.                              COM           90333E108      532  100000   SH         Defined          100000
Vanguard Industrials ETF                IND ETF       92204A603     1621   39700   SH         Defined           39700
Visa-a Common Cl A                      COM CL A      92826C839      398    6400   SH           Other                           6400
Visa-a Common Cl A                      COM CL A      92826C839      187    3000   SH            Sole            3000
Vodafone Grp Sp Adr Sponsored Adr New   SPNS ADR NEW  92857W209        2     100   SH           Other                            100
Vodafone Grp Sp Adr Sponsored Adr New   SPNS ADR NEW  92857W209      310   15997   SH            Sole           15997
Walgreen Co Com                         COM           931422109      470   16000   SH            Sole           16000
Walmart Stores Inc.                     COM           931142103      291    6000   SH            Sole            6000
Walmart Stores Inc.                     COM           931142103        4      75   SH           Other                             75
Walt Disney Co.                         COM DISNEY    254687106      300   12823   SH            Sole           12823
Waste Management Inc.                   COM           94106L109      213    7550   SH           Other                           7550
Western Gas Partners                    COM UT LP IN  958254104     1339   86339   SH         Defined           86339
Williams Partners Com Ut Ltd Ptns Int   COM UT L P    96950F104     1277   70735   SH         Defined           70735
Yamana Gold Inc.                        COM           98462Y100      751   85000   SH         Defined           85000